RELATED PARTY TRANSACTIONS - SwissMarine (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Shareholder loan	$ 2,565			$ 3
Repayments of loans receivable from related party	0	$ 5,350
Related party receivables	6,228			6,228
SwissMarine
Related Party Transaction [Line Items]
Shareholder loan	945		$ 10,700	$ 0
Subordinated shareholder loan, term			5 years
Variable interest rate (percent)			2.00%
Revenue from related parties	12,977	$ 7,267
Related party receivables	$ 5,300